Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VOYA PARTNERS, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2024
VY Columbia Small Cap Value II Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VY® Columbia Small Cap Value II Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating ExpensesExpenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.During the most recent fiscal year, the Portfolio's portfolio turnover rate was 73% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies within the Russell 2000®Value Index (“Index”) (which measures the performance of the small-cap value segment of the U.S. equity universe), at the time of purchase, that the sub-adviser (“Sub-Adviser”) believes are undervalued and have the potential for long-term growth. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The market capitalization of companies within the Index will change with market conditions. As of December 31, 2023, the market capitalization of companies within the Index ranged from $24.7 million to $10.5 billion.The Portfolio may invest up to 20% of its total assets in foreign (non-U.S.) securities and depositary receipts. Depositary receipts are receipts issued by a bank or a trust company reflecting ownership of underlying securities issued by foreign companies. The Portfolio normally invests in common stocks and also may invest in real estate investment trusts (“REITs”). The Portfolio may at times emphasize one or more sectors in selecting its investments, including the financial services and industrials sectors.The Portfolio may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder; convertible securities; initial public offerings (“IPOs”); and derivatives, including options on securities, options on stock indices, covered calls, secured put options, and over-the-counter (“OTC”) options. The Portfolio may use derivatives for, among other reasons, investment purposes, for risk management (hedging) purposes, to increase investment flexibility, or to reduce transaction costs.The Sub-Adviser employs fundamental analysis with risk management analysis in identifying investment opportunities and constructing the Portfolio’s portfolio. In selecting investments, the Sub-Adviser considers, among other factors: businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors; various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value (the Sub-Adviser believes that companies with lower valuations are generally more likely to provide opportunities for long-term capital appreciation); a company's current operating margins relative to its historic range and future potential; and potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or anticipated improvements in macroeconomic factors.The Sub-Adviser may sell a security when the security’s price reaches a target set by the Sub-Adviser; if the Sub-Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons.The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices with investment characteristics similar to those of the Portfolio for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in expenses between the two classes. If adjusted for such differences, returns would be different.Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices with investment characteristics similar to those of the Portfolio for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV(as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter:4th Quarter 202033.99%Worst quarter:1st Quarter 2020-35.99%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns %  <br/>(for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
VY Columbia Small Cap Value II Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money on an investment in the Portfolio.
VY Columbia Small Cap Value II Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
VY Columbia Small Cap Value II Portfolio | Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Company: The price of a company’s stock could decline or underperform for many reasons, including, among others, poor management, financial problems, reduced demand for the company’s goods or services, regulatory fines and judgments, or business challenges. If a company is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, its stock could become worthless.
VY Columbia Small Cap Value II Portfolio | Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. In addition, because convertible securities react to changes in the value of the underlying stock, they are subject to market risk.
VY Columbia Small Cap Value II Portfolio | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit: The Portfolio could lose money if the issuer or guarantor of a debt instrument in which the Portfolio invests, or the counterparty to a derivative contract the Portfolio entered into, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services, or otherwise) as unable or unwilling, to meet its financial obligations.
VY Columbia Small Cap Value II Portfolio | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
VY Columbia Small Cap Value II Portfolio | Derivative Instruments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.
VY Columbia Small Cap Value II Portfolio | Focused Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Focused Investing: To the extent that the Portfolio invests a substantial portion of its assets in securities of a particular industry, sector, market segment, or geographic area, the Portfolio may be more sensitive to financial, economic, business, political, regulatory, and other developments and conditions, including natural or other disasters, affecting issuers in a particular industry, sector, market segment, or geographic area in which the Portfolio focuses its investments, and if securities of such industry, sector, market segment, or geographic area fall out of favor, the Portfolio could underperform, or be more volatile than, a fund that has greater diversification.
VY Columbia Small Cap Value II Portfolio | Financial Services Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Financial Services Sector: Investments in the financial services sector may be subject to credit risk, interest rate risk, and regulatory risk, among others. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies and general economic cycles, fiscal and monetary policy (including the effects of changes in interest rates), adverse developments in the real estate market, the deterioration or failure of other financial institutions, and changes in banking or securities regulations.
VY Columbia Small Cap Value II Portfolio | Industrials Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Industrials Sector: Companies involved in the industrials sector include those whose businesses are dominated by one of the following activities: the manufacture and distribution of capital goods, including aerospace and defense, construction, engineering and building products, electrical equipment, and industrial machinery; the provision of commercial services and supplies, including printing, employment, environmental, and office services; and the provision of transportation services, including airlines, couriers, marine, road and rail, and transportation infrastructure. Companies involved in the industrials sector are affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability, and general economic conditions, among other factors.
VY Columbia Small Cap Value II Portfolio | Foreign Non US Investments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign (Non-U.S.) Investments:
VY Columbia Small Cap Value II Portfolio | Foreign Non US Investments Developing and Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
VY Columbia Small Cap Value II Portfolio | Initial Public Offerings Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Initial Public Offerings: Investments in IPOs and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that the IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. If the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.
VY Columbia Small Cap Value II Portfolio | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate: A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. As of the date of this Prospectus, the U.S. has recently experienced a rising market interest rate environment, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that the Portfolio invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact the Portfolio’s operations and return potential.
VY Columbia Small Cap Value II Portfolio | Investment Model Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Model: The Sub-Adviser’s proprietary investment model may not adequately take into account existing or unforeseen market factors or the interplay between such factors, and there is no guarantee that the use of a proprietary investment model will result in effective investment decisions for the Portfolio. Proprietary investment models used by the Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in the construction of the proprietary investment models.
VY Columbia Small Cap Value II Portfolio | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the prices at which it sells illiquid securities will be less than the prices at which they were valued when held by the Portfolio, which could cause the Portfolio to lose money. The prices of illiquid securities may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress.
VY Columbia Small Cap Value II Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs, and impair the ability of the Portfolio to achieve its investment objectives.
VY Columbia Small Cap Value II Portfolio | Market Disruption and Geopolitical Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Disruption and Geopolitical: The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Portfolio’s investments, including beyond the Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Portfolio’s investments. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio’s service providers.
VY Columbia Small Cap Value II Portfolio | Other Investment Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies: The main risk of investing in other investment companies, including ETFs, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Portfolio’s expenses. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an ETF’s shares, which could cause a material decline in the ETF’s net asset value.
VY Columbia Small Cap Value II Portfolio | Over the Counter Investments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Over-the-Counter Investments: OTC investment purchases, including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result, have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and, as such, may expose the Portfolio to counterparty risk.
VY Columbia Small Cap Value II Portfolio | Real Estate Companies and Real Estate Investment Trusts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real Estate Companies and Real Estate Investment Trusts: Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, overbuilding, high foreclosure rates, and operating expenses in addition to terrorist attacks, wars, or other acts that destroy real property. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for favorable tax treatment or regulatory exemptions. Investments in REITs are affected by the management skill of the REIT’s sponsor. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
VY Columbia Small Cap Value II Portfolio | Securities Lending Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Securities Lending: Securities lending involves two primary risks: “ investment risk ” and “ borrower default risk. ” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
VY Columbia Small Cap Value II Portfolio | Small Capitalization Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of small-capitalization companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volumes typically seen on national securities exchanges.
VY Columbia Small Cap Value II Portfolio | Value Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Portfolio holds may not reach their full values. Risks associated with value investing include that a security that is perceived by the manager to be undervalued may actually be appropriately priced and, thus, may not appreciate and provide anticipated capital growth. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Portfolio’s relative performance may suffer. There is a risk that funds that invest in value-oriented securities may underperform other funds that invest more broadly.
VY Columbia Small Cap Value II Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.51%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.43%
1 Yr	rr_ExpenseExampleYear01	$ 146
3 Yrs	rr_ExpenseExampleYear03	469
5 Yrs	rr_ExpenseExampleYear05	816
10 Yrs	rr_ExpenseExampleYear10	$ 1,795
2014	rr_AnnualReturn2014	4.12%
2015	rr_AnnualReturn2015	(3.21%)
2016	rr_AnnualReturn2016	23.41%
2017	rr_AnnualReturn2017	10.65%
2018	rr_AnnualReturn2018	(17.96%)
2019	rr_AnnualReturn2019	19.88%
2020	rr_AnnualReturn2020	9.28%
2021	rr_AnnualReturn2021	33.85%
2022	rr_AnnualReturn2022	(14.12%)
2023	rr_AnnualReturn2023	13.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.99%)
1 Yr	rr_AverageAnnualReturnYear01	13.57%
5 Yrs	rr_AverageAnnualReturnYear05	11.33%
10 Yrs	rr_AverageAnnualReturnYear10	6.80%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
VY Columbia Small Cap Value II Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.01%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.93%
1 Yr	rr_ExpenseExampleYear01	$ 95
3 Yrs	rr_ExpenseExampleYear03	314
5 Yrs	rr_ExpenseExampleYear05	550
10 Yrs	rr_ExpenseExampleYear10	$ 1,229
1 Yr	rr_AverageAnnualReturnYear01	14.13%
5 Yrs	rr_AverageAnnualReturnYear05	11.89%
10 Yrs	rr_AverageAnnualReturnYear10	7.34%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2006
VY Columbia Small Cap Value II Portfolio | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.87%
1 Yr	rr_ExpenseExampleYear01	$ 89
3 Yrs	rr_ExpenseExampleYear03	284
5 Yrs	rr_ExpenseExampleYear05	496
10 Yrs	rr_ExpenseExampleYear10	$ 1,105
1 Yr	rr_AverageAnnualReturnYear01	14.23%
5 Yrs	rr_AverageAnnualReturnYear05	11.96%
10 Yrs	rr_AverageAnnualReturnYear10	7.36%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2016
VY Columbia Small Cap Value II Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.26%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.18%
1 Yr	rr_ExpenseExampleYear01	$ 120
3 Yrs	rr_ExpenseExampleYear03	392
5 Yrs	rr_ExpenseExampleYear05	684
10 Yrs	rr_ExpenseExampleYear10	$ 1,516
1 Yr	rr_AverageAnnualReturnYear01	13.85%
5 Yrs	rr_AverageAnnualReturnYear05	11.62%
10 Yrs	rr_AverageAnnualReturnYear10	7.07%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
VY Columbia Small Cap Value II Portfolio | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.41%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.33%
1 Yr	rr_ExpenseExampleYear01	$ 135
3 Yrs	rr_ExpenseExampleYear03	438
5 Yrs	rr_ExpenseExampleYear05	763
10 Yrs	rr_ExpenseExampleYear10	$ 1,684
1 Yr	rr_AverageAnnualReturnYear01	13.70%
5 Yrs	rr_AverageAnnualReturnYear05	11.44%
10 Yrs	rr_AverageAnnualReturnYear10	6.91%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2009
VY Columbia Small Cap Value II Portfolio | Russell 2000® Value Index | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	14.65%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	10.00%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	6.76%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
VY Columbia Small Cap Value II Portfolio | Russell 2000® Value Index | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	14.65%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	10.00%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	6.76%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
VY Columbia Small Cap Value II Portfolio | Russell 2000® Value Index | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	14.65%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	10.00%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	6.76%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
VY Columbia Small Cap Value II Portfolio | Russell 2000® Value Index | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	14.65%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	10.00%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	6.76%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
VY Columbia Small Cap Value II Portfolio | Russell 2000® Value Index | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	14.65%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	10.00%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	6.76%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]

[1]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 1.45%, 0.95%, 0.95%, 1.20%, and 1.35% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2025. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. The Investment Adviser is contractually obligated to waive 0.027% of the management fee through May 1, 2025. Termination or modification of these obligations requires approval by the Portfolio’s Board of Directors (the “Board”).
[3]	The index returns do not reflect deductions for fees, expenses, or taxes.